Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Basic Earnings Per Share

Calculation of the basic earnings per share for the year ended December 31, 2020, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	11	475	1,240

Weighted Average Number of Ordinary Shares

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2020	2019	2018
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,279,379	1,278,084	1,276,238
Shares issued during the year	29	98	73
Shares vested	618	768	898
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,280,026	1,278,950	1,277,209

Weighted Average Number of Ordinary Shares Diluted

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2020	2019	2018
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,280,026	1,278,950	1,277,209
Effect of stock options and restricted shares	247	3,106	2,572
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,280,273	1,282,056	1,279,781